SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Balance at December 31, 2013	New Issuances	Settlements	Changes in Fair Values	Balance at March 31, 2014
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$156,761	$238,595	$(36,033)	$(50,270)	$309,053
Conversion features – tainted equity	391,686	229,339	-	(254,250)	366,775
Warrants – tainted equity	148,201	-	-	(45,873)	102,328
	$696,648	$467,934	$(36,033)	$(350,393)	$778,156
The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the twelve month period ended December 31, 2013, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of December 31, 2013, were: Volatility of 158% - 165%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2012	New Issuances(1)	Conversions	Changes in Fair Values	Balance at December 31, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$336,657	$(217,295)	$(44,838)	$156,761
Conversion features – tainted equity	208,971	248,553	(39,177)	(26,661)	391,686
Warrants – tainted equity	205,619	22,616	-	(80,034)	148,201
	$496,827	$607,826	$(256,472)	$(151,533)	$696,648
(1)	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.

Fair Value, Assets Measured on Recurring Basis [Table Text Block]	The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2013 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Gain
Available For Sale Securities	$22,500	$-	$-	$2,500
Totals	$22,500	$-	$-	$2,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$22,223	$-	$22,223
Totals	$-	$22,223	$-	$22,223
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Gain
Available For Sale Securities	$22,500	$-	$-	$-
Totals	$22,500	$-	$-	$-
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$5,556	$-	$-
Totals	$-	$5,556	$-	$-
The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,500
Totals	$12,550	$-	$-	$12,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Gain
Available For Sale Securities	$22,500	$-	$-	$2,500
Totals	$22,500	$-	$-	$2,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$22,223 -	$-	$22,223
Totals	$-	$22,223 -	$-	$22,223

Fair Value, by Balance Sheet Grouping [Table Text Block]	The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of March 31, 2014 and December 31, 2013:

	Fair Value Measurements at March 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$177,750	$-	$-
Certificates of Deposit	172,965
Total assets	350,715	-	-
Liabilities
Advance Gold Sales	-	49,955	-
Convertible notes	-	986,115	-
Note payable, Ruby	-	1,760,130	-
Notes payable, equipment	-	37,300	-
Total liabilities	-	2,833,500	-
	$350,715	$(2,833,500)	$-
	Fair Value Measurements at December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$133,873	$-	$-
Certificates of Deposit	172,880
Total assets	306,753	-	-
Liabilities
Advance Gold Sales	-	195,711	-
Convertible notes	-	836,858	-
Note payable, Ruby	-	1,832,638	-
Notes payable, equipment	-	41,687	-
Total liabilities	-	2,906,894	-
	$306,753	$(2,906,894)	$-
The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of December 31, 2013 and December 31, 2012:

	Fair Value Measurements at December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$133,873	$-	$-
Certificates of Deposit	172,880
Total assets	306,753	-	-
Liabilities
Advance Gold Sales	-	195,711	-
Convertible notes	-	836,858	-
Note payable, Ruby	-	1,832,638	-
Notes payable, equipment	-	41,687	-
Total liabilities	-	2,906,894	-
	$306,753	$(2,906,894)	$-
	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$42,008	$-	$-
Certificates of Deposit	172,499
Total assets	214,507	-	-
Liabilities
Convertible notes	-	608,193	-
Note payable - Ruby	-	1,774,822	-
Total liabilities	-	2,383,015	-
	$214,507	$(2,383,015)	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The following is a reconciliation of the computation for basic and diluted EPS for the three months ended March 31, 2014 and 2013, respectively:

	March 31, 2014	March 31, 2013
Net Loss attributable to common shareholders	$(426,987)	$(613,594)
Weighted-average common shares Outstanding (Basic)	147,332,224	104,488,352
Weighted-average common stock Equivalents	57,744,955	50,679,673
Deduction of stock Equivalents not included due to net loss	(57,744,955)	(50,679,673)
Weighted-average common shares Outstanding (Diluted)	147,332,224	104,488,352
Basic and Diluted Net Gain (Loss) per Share	$(0.00)	$(0.01)
The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2013 and 2012, respectively:

	December 31, 2013	December 31, 2012
Net Loss	$(2,059,305)	$(2,119,706)
Weighted-average common shares Outstanding (Basic)	114,375,322	99,799,411
Weighted-average common stock Equivalents	56,852,098	47,532,822
Deduction of stock Equivalents not included due to net loss	(56,852,098)	(47,532,822)
Weighted-average common shares Outstanding (Diluted)	114,375,322	99,799,411
Basic and Diluted Net Gain (Loss) per Share	$(0.02)	$(0.02)